Federal Home Loan Bank Advances	12 Months Ended	7 Months Ended
	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Federal Home Loan Bank Advances

Note 11 Federal Home Loan Bank Advances

        Information about outstanding Federal Home Loan Bank ("FHLB") advances as of December 31, 2010 follows (dollars in thousands):

	Amount	Range of Interest Rates
Maturing in:
2012	$1,145,000	0.29%	4.83%
2013	565,000	2.38%	4.77%
2014	505,000	3.91%	4.48%
2015	350	0.00%	0.00%

Total contractual balance outstanding	2,215,350
Acquisition accounting fair value adjustment	39,850

Total carrying value	$2,255,200

        The fair value adjustment recorded in conjunction with the Acquisition is being amortized as a reduction to interest expense over the remaining term of the related advances using the effective yield method. Amortization of the fair value adjustment totaled $23.9 million and $25.1 million during the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

        The terms of the Company's security agreement with the FHLB require a specific assignment of collateral consisting of qualifying first mortgage loans, commercial real estate loans, home equity lines of credit and mortgage-backed securities with unpaid principal amounts discounted at various stipulated percentages at least equal to 100% of outstanding FHLB advances. As of December 31, 2010 the Company had pledged investment securities and mortgage loans with an aggregate carrying amount of approximately $3.4 billion as collateral for advances from the FHLB.

        During the period ended December 31, 2009, the Company elected to prepay $2.71 billion of FHLB advances with a carrying value of $2.83 billion for an aggregate cash payment of $2.80 billion. The Company recognized a gain of $31.3 million on this extinguishment of debt. Also during the period ended December 31, 2009, the Company restructured $505.0 million in principal amount of FHLB advances. The original advances had a weighted average interest rate and maturity of 3.69% and 1.8 years at the date of restructuring, respectively, and the new advances have a weighted average interest rate and maturity of 4.22% and 4.8 years, respectively. No gain or loss was recognized on the restructuring transactions.

        At December 31, 2010 the Bank's available borrowing capacity at the Federal Home Loan Bank of Atlanta was approximately $276.8 million.

Note 10 FHLB Advances

        Advances from the FHLB outstanding as of May 21, 2009 incur interest and have contractual repayments as follows (amounts in thousands):

	Amount	Range of Interest Rates
Repayable During Period Ending May 21,
2010	$2,300,000	2.52%	5.24%
2011	605,000	2.47%	4.97%
2012	235,000	2.81%	4.36%
2013	750,000	3.09%	4.83%
2014	—	—	—
2015	100	0.00%	0.00%
2016	364,250	0.00%	4.79%
2017	—	—	—
2018	175,000	2.76%	2.95%

Total Carrying Value	$4,429,350

        The terms of a security agreement with the FHLB include a specific assignment of collateral that requires the maintenance of qualifying first mortgage, commercial real estate loans, home equity lines of credit and mortgage-backed securities as pledged collateral with unpaid principal amounts at least equal to 100% of the FHLB advances, when discounted at various percentages of their unpaid principal balance. As of May 21, 2009 the Bank had pledged investment securities and mortgage loans with an aggregate carrying amount of approximately $7.9 billion for advances from the FHLB.

        Interest expense for FHLB Advances was $133.8 million and $259.0 million, for the period from October 1, 2008 through May 21, 2009, and the fiscal year ended September 30, 2008, respectively.